Introduction, basis of presentation of the consolidated financial statements and other information - Acquisition (Details) - Acquisition contract - Elavon - MXN ($) $ in Millions	Mar. 13, 2020	Feb. 21, 2020
Acquisition
Ownership interest (as a percent)	49.00%	49.00%
Forecast
Acquisition
Purchase price	$ 1,600
Santander Merchant Platform Solutions (SMPS), a subsidiary of Banco Santander
Acquisition
Ownership interest (as a percent)	51.00%